SHARE BASED COMPENSATION: (Tables)	6 Months Ended
Jun. 30, 2026
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF EXERCISE PRICES AND REMAINING CONTRACTUAL LIVES OF OUTSTANDING OPTIONS

The following is information regarding exercise prices and remaining contractual lives of outstanding options as of June 30, 2026:

June 30, 2026
outstanding			Exercisable
Number of options outstanding	Exercise price range (USD)	Weighted average remaining contractual life	Number of options Exercisable	Exercise price range (USD)	Weighted average remaining contractual life
54	106.77	6.68	54	106.77	6.68
481	116.85	6.48	418	116.85	6.48
1,006	144.87	6.02	943	144.87	6.02
2,282	151.43	1.52	2,282	151.43	1.52
11,239	156.34	4.33	11,239	156.34	4.33
1,312	179.74	6.34	1,148	179.74	6.34
1,505	192.03	6.80	1,505	192.03	6.80
1,505	220.45	6.80	1,505	220.45	6.80
1,505	286.51	6.80	1,505	286.51	6.80
306	441.05	5.34	306	441.05	5.34
21,195	176.13	4.83	20,905	176.37	4.81

SCHEDULE OF RESTRICTED STOCK UNIT ACTIVITY

The following table summarizes the RSUs activity under the 2015 Plan as of June 30, 2026:

	units	Weighted average grant date fair value
Outstanding at beginning of year	1,228,328	37.00
Granted	40,000	6.34
Vested (*)	(2,000)	39.80
Forfeited	-	-
Outstanding at end of period	1,266,328	36.03

As of June 30, 2026, there was unrecognized compensation cost related to unvested equity classified RSUs of $25,175 thousand which is expected to be recognized as an expense on a straight-line basis over a weighted-average remaining vesting period of 3.16 years.

(*)	640 vested RSUs as of June 30, 2026, were issued in August 2026.

SCHEDULE OF EXPENSE RECOGNIZED IN CONSOLIDATED FINANCIAL STATEMENTS

	Six months ended June 30
	2026	2025
	U.S. dollars in thousands
Equity classified awards:
Cost of revenue	-	-
Research and development expenses	1	6
Sales and marketing expenses	-	10
General and Administrative expenses	13,773	43
	13,774	59

Equity Classified Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF FAIR VALUE ASSUMPTIONS
June 30, 2025
Dividend yield	0%
Expected volatility	55%-89%
Risk-free interest rate	3.3%-5.8%
Expected term (years)	2-7 years
Exercise price (USD)	39.60-389.60

SCHEDULE OF STOCK OPTIONS ACTIVITY

The following is summary information of equity classified options in 2026:

	Six months ended June 30, 2026
		Weighted average exercise price	Weighted average remaining contractual life	Aggregate Intrinsic
	Number	USD	years	Value
Outstanding as of December 31, 2025	27,538	145.40	5.86	-
Forfeited	(6,343)	60.02	7.17	-
Outstanding as of June 30, 2026	21,195	176.13	4.83	-
Exercisable as of June 30, 2026	20,905	176.37	4.81	-